Finance Receivables - Summary of Finance Leases Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
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Lease payments	¥ 2,520,492	¥ 1,947,649
Estimated unguaranteed residual values	622,932	555,720
Total	3,143,424	2,503,369
Deferred origination costs	20,999	18,587
Less - Unearned income	(320,223)	(224,761)
Less - Allowance for credit losses	(46,909)	(36,920)
Finance leases receivables, net	¥ 2,797,291	¥ 2,260,275